STATEMENT OF CASH FLOWS	4 Months Ended
Dec. 31, 2020 USD ($)
Cash Flows from Financing Activities:
Cash - End of period	$ 13,422,000
ROMAN DBDR TECH ACQUISITION CORP.
Cash Flows from Operating Activities:
Net loss	(5,340,678)
Adjustments to reconcile net loss to net cash used in operating activities:
Interest earned on marketable securities held in Trust Account	(22,970)
Change in fair value of warrant liability	4,460,862
Transaction costs associated with Initial Public Offering	714,710
Unrealized gain on marketable securities held in Trust Account	(919)
Changes in operating assets and liabilities:
Prepaid expenses	(434,689)
Accrued expenses	98,112
Net cash used in operating activities	(525,572)
Cash Flows from Investing Activities:
Investment of cash in Trust Account	(236,191,200)
Net cash (used in) provided by investing activities	(236,191,200)
Cash Flows from Financing Activities:
Proceeds from sale of Units, net of underwriting discounts paid	226,928,800
Proceeds from sale of Private Warrants	10,837,400
Proceeds from promissory note - related party	95,657
Repayment of promissory note - related party	(95,657)
Payment of offering costs	(445,813)
Net cash provided by financing activities	237,320,387
Net Change in Cash	603,615
Cash - Beginning of period	0
Cash - End of period	603,615
Non-Cash Investing and Financing Activities:
Initial classification of Class A common stock subject to possible redemption	236,191,200
Deferred underwriting fee payable	8,104,600
Payment of offering costs by the Sponsor in exchange for the issuance of Class B common stock	25,000
Forfeiture of Founder Shares	$ (54)